Inventories	12 Months Ended
Mar. 31, 2013
Inventories

5.    Inventories:

Inventories at March 31, 2012 and 2013 comprised the following:

	2012	2013
	Millions of yen
Telecommunications equipment to be sold and materials	¥160,482	¥179,499
Projects in progress	101,052	86,382
Supplies	67,839	84,840

Total	¥329,373	¥350,721